Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 4,197.2	$ 3,771.1	$ 5,462.6
Contract assets	582.3	461.8
Allowance of credit losses on Contract Asset	2.5
Revenue Cumulative Adjustment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	40.9	112.4
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	17,000.0	14,400.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	14,000.0	$ 10,700.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 558,800.0